DESCRIPTION OF THE PLAN	12 Months Ended
Jun. 30, 2025
EBP 1-4-1 Plan
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The Procter & Gamble 1-4-1 Plan (the “Plan”) is a stock ownership plan sponsored by The Procter & Gamble Company (the “Company” or “Procter & Gamble”). The following brief description of the Procter & Gamble 1-4-1 Plan is provided for general information purposes only. Participants should refer to the Plan agreement for more complete information.
General - The Plan is a share purchase plan established by Procter & Gamble to provide a means for eligible United Kingdom (“UK”) employees to tax efficiently purchase shares of the Company. The Plan is administered by Link Asset Services who were appointed by the Trustees of the Plan and hold the Plan assets on behalf of the Trustees of the Plan.
Eligibility — Employees are eligible to participate in the Plan if they are employees of a participating company (Note 6), have been an employee at all times during the qualifying period, are chargeable to tax in respect of their office or employment with the participating company, and have not either themselves or through any Associate had, within the preceding twelve months, a material interest in a close company whose shares may be acquired under the Plan.
Distributions and Withdrawals – Participants may withdraw contributory shares from the Plan at any time. Participants cannot withdraw matching shares from the Plan within five years of purchase, unless the participant ceases to be an employee of one of the participating companies.
Contributions – Contributions represent amounts received from participants, and amounts matched by the participating Procter & Gamble companies (Note 6), that have been invested in stock of the Company. Employees can contribute up to 2.5% of their base salary. Where cash amounts are received from members and matched by the sponsoring companies, but have not yet been invested in stock of the Company, they are presented as Cash at bank and in hand on the statement of net assets available for plan benefits.

Participant Accounts – Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contribution, the participating Procter & Gamble companies’ matching contribution, and allocations of Plan earnings, and charged with withdrawals and an allocation of Plan losses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is limited to the shares that can be provided from the participant’s vested account. Participant accounts remaining in the Plan continue to have individual accounts maintained with Plan earnings or losses allocated based on earnings and account balances as defined.
Vesting – Participants are vested immediately in all shares and contributions allocated to their respective Plan accounts. The participating Procter and Gamble companies match contributions.
Investments – All employee and employer contributions were invested in shares of the Company’s common stock generally on the 5th working day of each month. Sales of the Company’s common stock for distributions generally also occur on the 5th working day of each month. Any dividends on shares of the Company’s common stock are invested in additional shares of the Company’s common stock.
Participant Loans – Under the terms of the Plan agreement, participants are not permitted to borrow funds from their account balance.
PARTICIPATING PROCTER & GAMBLE COMPANIES
The participating Procter & Gamble companies are as follows:

Procter & Gamble Product Supply (UK) Limited
Procter & Gamble Technical Centres Limited
Procter & Gamble (L&CP) Limited
Procter & Gamble (Health & Beauty Care) Limited
Gillette UK Limited
Gillette Management LLC
Lamberts Healthcare Limited